Non-vested common stock options granted, vested and forfeited - Stock-Based Compensation (Details 2) - 36 months ended Jul. 31, 2014 - $ / shares	Total
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding	60,000
Options Granted	8,879,499
Options Vested	(8,939,499)
Options Outstanding	0
Weighted Average Grant Date Fair Value Outstanding	$ .46
Weighted Average Grant Date Fair Value Granted	.029
Weighted Average Grant Date Fair Value Vested	$ 0.031
Weighted Average Grant Date Fair Value Outstanding